ACCOUNTS RECEIVABLE (Tables) (Accounts Receivable)	12 Months Ended
Dec. 31, 2014
Accounts Receivable
Accounts Receivable
Schedule of accounts receivable

        The following summarizes the Group's accounts receivable as of December 31, 2013 and 2014 (in RMB thousands):

	December 31,
	2013	2014
Accounts receivable	191,043	164,281
Less: Allowance for doubtful accounts	(22,171)	(7,495)

	168,872	156,786

Schedule of movements of the allowance for doubtful accounts

        The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2012, 2013 and 2014 (in RMB thousands):

	Years ended December 31,
	2012	2013	2014
Balance at beginning of the year	(15,536)	(17,333)	(22,171)
Charged to costs and expenses	(12,129)	(14,681)	(6,678)
Write-off of receivable balances and corresponding provisions	10,332	9,843	21,354

Balance at end of the year	(17,333)	(22,171)	(7,495)